LEASES (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Cash paid for amounts included in the measurement of lease operating liabilities	$ 6,467	$ 5,399